EATON VANCE
                                  INSTITUTIONAL
                            SHORT TERM TREASURY FUND

                            Supplement to Prospectus
                                dated May 1, 2000


The minimum amount for initial investments set forth under "Purchasing Shares" is now $25,000.




Dated:  July 21, 2000                                                     ISTTP1